CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net Income	$ (591,936)	$ (354,506)	$ (1,786,021)	$ (358,243)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and Amortization	28,918	2,001	61,024	2,987
Common Stock Issued in Exchange for Services			800,000	6,800
Common Stock Issued for Sponsorship			34,388
Common Stock Issued for Compensation	318,500	277,000	290,100	136,000
Preferred Stock Issued for Compensation				7,900
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(27,690)	(57,514)	(63,543)	(36,400)
Decrease (increase) in other receivable			(14,876)
Decrease (increase) in inventory	(96,608)	(136,159)	(619,405)	(9,163)
Decrease (increase) in prepaids		27,603	36,134	(36,134)
Decrease (increase) in intercompany transactions		100
Decrease (increase) in other current assets	(1,723)	(12,384)	(1,001)	(2,462)
Decrease (increase) in deposits			(6,500)
Decrease (increase) in right-of-use asset			(378,013)
Increase (decrease) in accounts payable	122,977	(9,014)	42,456	21,604
Increase (decrease) in credit card payable	7,317	5,906	4,126	1,236
Increase (decrease) in accrued expenses	3,586	4,013	15,261	564
Increase (decrease) in lease liability	(16,537)		357,171
Net cash provided by (used in) operating activities	(253,196)	(252,954)	(1,228,699)	(265,311)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(21,618)	(39,422)	(127,687)	(30,794)
Common Stock Issued for Trademark			59,250
Purchase of intellectual property			(81,750)
Net cash provided by (used in) investing activities	(21,618)	(39,422)	(150,187)	(30,794)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Proceeds from shareholder payable				106,000
Changes in note payable - related party	(3,000)	58,500	60,000	20,000
Changes in line of credit - related party	260,120	42,151
Proceeds from line of credit - related party			1,092,151
Changes line of credit		255,000	255,000	143,470
Net cash provided by (used in) financing activities	257,120	355,651	1,407,151	269,470
Net cash increase for period	(17,694)	63,275	28,265	(26,635)
Cash at beginning of period	36,223	7,958	7,958	34,593
Cash at end of period	18,529	71,233	36,223	7,958
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest			5,158
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares of Common Stock Returned			$ (186,500)	$ (1,025,000)